Schedule of related parties and their relationships (Details)	6 Months Ended
Jun. 30, 2026
Mains D’ Or Investments Ltd [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	A company controlled by the Company’s controlling shareholder
WIS Holdings Pte Ltd [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	A common shareholder of Mains D’Or Investments Ltd
Campaign Complete Solutions Pte Ltd [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	Subsidiary of WIS Holdings Pte Ltd
Weishen Industrial Services Pte Ltd [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	Subsidiary of WIS Holdings Pte Ltd
WIS ICT Pte Ltd [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	A common shareholder of Mains D’Or Investments Ltd
IFSC Founders [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	Subsidiary of Mains D’Or Investments Ltd
Pat Kah Kit Daryl [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	Executive Officer
Soo Qikai [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	Executive Officer
Poo Chong Hee [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	Person significant influence
James Yataras [Member]
Related Party Transaction [Line Items]
Description of relationships of related party	Country Head, Australia